Note 19 - Stock-based Compensation (Details Textual) - USD ($)		4 Months Ended	8 Months Ended	12 Months Ended
	Sep. 03, 2013	Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Stock Based Compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	5 years
Successor [Member] | Omnibus Incentive Plan 2013 [Member]
Stock Based Compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				7 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				3 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)				4,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)				2,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Maximum Cash Payment Per Employee				$ 2,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Maximum Fair Value of Awards Per Non-Employee Director				900,000
Allocated Share-based Compensation Expense				$ 4,000,000	$ 1,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized					$ 5,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition				1 year 7 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value				$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares)				0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)				$ 5.94	$ 7.74
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value				$ 2,000,000	$ 0
Successor [Member] | Omnibus Incentive Plan 2013 [Member] | Stock Options and Stock Appreciation Rights [Member]
Stock Based Compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Number of Shares Per Employee (in Shares)				2,000,000
Successor [Member] | Omnibus Incentive Plan 2013 [Member] | Performance Shares [Member]
Stock Based Compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Number of Shares Per Employee (in Shares)				1,000,000
Allocated Share-based Compensation Expense				$ 5,000,000
Successor [Member] | Omnibus Incentive Plan 2013 [Member] | Unvested Restricted Stock Awards [Member]
Stock Based Compensation [Line Items]
Allocated Share-based Compensation Expense		$ 1,000,000		7,000,000	$ 7,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized				$ 6,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition				1 year 6 months
Predecessor [Member]
Stock Based Compensation [Line Items]
Allocated Share-based Compensation Expense			$ 3,000,000
Minimum [Member] | Successor [Member] | Omnibus Incentive Plan 2013 [Member]
Stock Based Compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent				100.00%